SITE CLOSURE PROVISIONS - Changes in site closure provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in site closure provisions
Beginning balance	$ 518	$ 575
Increase (decrease) in estimated cash flows	4,738	(57)
Accretion during the period	223
Foreign exchange	(19)
Ending balance	5,460	518
Camino Rojo
Changes in site closure provisions
Beginning balance	175	232
Increase (decrease) in estimated cash flows	4,738	(57)
Accretion during the period	223
Foreign exchange	(19)
Ending balance	5,117	175
Minera Cerro Quema SA
Changes in site closure provisions
Beginning balance	343	343
Ending balance	$ 343	$ 343